Interim Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Interim Consolidated Statements of Changes in Equity [Abstract]
Issuance expenses	$ 1,000	$ 10,902